SUPPLEMENT DATED MAY 2, 2011

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

This supplement contains information about the investment options that are available under your Policy.

On February 15, 2011, shareholders approved the merger of the following Columbia Funds Variable Insurance Trust funds (each an “Acquired Fund”) into the corresponding acquiring fund (each, an “Acquiring Fund”) after the close of business April 29, 2011:

Acquired Fund	Acquiring Fund
Columbia Federal Securities Fund, Variable Series, Class A	RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Columbia International Fund, Variable Series, Class A	Threadneedle Variable Portfolio – International Opportunity Fund, Class 1
Columbia Large Cap Value Fund, Variable Series, Class A	RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 1
Columbia Large Cap Growth Fund, Variable Series, Class A	Seligman Variable Portfolio – Growth Fund, Class 1

Columbia Federal Securities Fund, Variable Series, Columbia Large Cap Growth Fund, Variable Series, Columbia International Fund, Variable Series and Columbia Large Cap Value Fund, Variable Series are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

Effective immediately, the names of the Acquiring Funds have been changed from:

Old Name	to	New Name
RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 1		Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Threadneedle Variable Portfolio – International Opportunity Fund, Class 1		Columbia Variable Portfolio – International Opportunity Fund, Class 1
RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 1		Columbia Variable Portfolio – Diversified Equity Income Fund, Class 1
Seligman Variable Portfolio – Growth Fund, Class 1		Columbia Variable Portfolio – Large Cap Growth Fund, Class 1

independence (5/2011)

Also effective immediately, the name and class of the following investment options available under your Policy have also been changed from:

Old Name	to	New Name
Columbia Money Market Fund, Variable Series, Class A		Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Asset Allocation Fund, Variable Series, Class A		Columbia Variable Portfolio – Asset Allocation Fund, Class 1
Columbia Small Company Growth Fund, Variable Series, Class A		Columbia Variable Portfolio – Small Company Growth Fund, Class 1
Columbia Strategic Income Fund, Variable Series, Class A		Columbia Variable Portfolio – Strategic Income Fund, Class 1

The following list reflects the new names of the investment options that are currently available under your Policy:

Columbia Variable Portfolio – Asset Allocation Fund, Class 1
Columbia Variable Portfolio – Diversified Equity Income Fund, Class 1
Columbia Variable Portfolio – International Opportunity Fund, Class 1
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1
Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Columbia Variable Portfolio – Small Company Growth Fund, Class 1
Columbia Variable Portfolio – Strategic Income Fund, Class 1

Please retain this supplement with your prospectus for future reference.

independence (5/2011)